Agreements	12 Months Ended
Dec. 31, 2025
Agreements [Abstract]
AGREEMENTS

NOTE 12 – AGREEMENTS

1.	On January 29, 2021, the Company, through its wholly owned subsidiary Duke Israel and Elbit Systems Land Ltd., an Israeli corporation (“Elbit”), entered into a Collaboration Agreement (the “Collaboration Agreement”) for the global marketing and sales, and the production and further development of Duke Israel’s developed advanced robotic system mounted on an Unmanned Aerial Solution (“UAS”), armed with lightweight firearms, which the Company markets under the commercial name “TIKAD.”

Pursuant to the Agreement, Duke Israel granted Elbit a worldwide exclusive license for the use of Duke Israel’s know-how and intellectual property and the marketing, sales, production, and further development of the TIKAD for military, defense, homeland security, and para-military uses.

As consideration for granting the worldwide exclusive license, Elbit will pay Duke royalties from revenues received from worldwide sales of TIKAD, with royalty rates ranging from low to mid-double-figure percentages, depending on the tiers of the selling price of TIKAD, for a period starting from the date of the Agreement until 15 years following receipt of $50,000 in cumulative revenues from sales of TIKAD units. In addition, Duke Israel agreed to pay Elbit similar rates of royalties for revenues received by Duke Israel from sales of its advanced robotic system for civil use, if such systems will include new know-how developed by Elbit. In addition to the above, Elbit paid Duke Israel an upfront fee at the time of signing the Agreement for transfer of the engineering material and support for transferring the required information to Elbit.

In the second quarter of 2025, the Company recognized revenues from royalties for sales of Elbit’s “Bird of Prey” stabilized weapons drone systems (formerly marketed under Company’s commercial name “TIKAD”), pursuant to the Company’s Collaboration Agreement with Elbit signed on January 29, 2021. The Company analyzed such revenues under ASC 606, Revenue from Contracts with Customers.

In addition, on March 24, 2025, the Company and Elbit agreed to expand the Collaboration Agreement to allow the Company to market the stabilized weapons drone system technology that Elbit has been marketing and deploying under the brand name “Bird of Prey” to military, defense, home-land security and para-military customers, in coordination with Elbit. The Company will be entitled to a commission fee, in the mid-single figure percentage range, from transactions resulting from its marketing activities, in addition to the royalties the Company is entitled to receive as part of the original Collaboration Agreement.

Pursuant to the terms of the Collaboration Agreement, the parties also agreed to cooperate in continuing a project (the “Project”) that has already started with a customer in the Asia Pacific region. Per the Collaboration Agreement, Duke Israel shall be entitled to portion of the revenues generated in the Evaluation Phase of the Project. In addition, Elbit has agreed to invest, at its discretion and pursuant to certain milestones, in the further development and setting up of serial production lines of TIKAD, and may elect to increase such investment subject to the satisfaction of certain criteria, including Elbit’s right to terminate the Collaboration Agreement if, for example, the Project is cancelled by the customer. Such investment amounts will be made into Elbit’s owned assets and production lines of TIKAD. Elbit will recoup 50% of its investment amount, up to $6,000, by offsetting 50% of royalty payments that may be due to Duke Israel. No revenues were generated during 2025 and 2024 or are expected to be generated under the evaluation phase of the Project.

2.	On August 15, 2022, Duke Israel, signed a Collaboration and Development Agreement with the IEC, to perform a test pilot together with IEC of a robotic drone-enabled system for cleaning electric utility insulators to be developed by Duke Israel for a total amount of $300. IEC is a 99% government-owned company that generates, transmits, and supplies electricity to all sectors of the State of Israel. During October 2023, the Company successfully completed its obligations under the agreement with IEC upon delivery of the robotic drone, and accordingly recorded revenues and corresponding expenses at that point in time. As part of the agreement, Duke Israel will be obligated to pay IEC percentage of earned revenues for all future transactions relating to the developed technology up to a maximum of $900.

Following the successful pilot program conducted with the IEC, in August 2024, the Company, through Duke Israel, entered into an agreement with the IEC to provide high-voltage insulator washing services using the innovative IC Drone system.

Under the terms of the agreement, the IEC will receive washing services for its high-voltage electric insulators using the IC Drone system and Duke Israel. will receive compensation in New Israeli Shekels (NIS) in an amount totaling in the low seven figures (in NIS) during the period that services are provided. The Company accounts for the contract as a single performance obligation and recognizes revenue once it has a right to issue an invoice for the services provided. Additionally, as part of the agreement, the IEC has committed to a minimum guaranteed paid utilization of the service, amounting to approximately half of the total contract value described above, within the first year of the agreement. This contract primarily accounts for the revenues recognized during 2025. On May 27, 2025, IEC extended the agreement for an additional year.